Magda El Guindi-Rosenbaum

+1.202.373.6091

mer@morganlewis.com

VIA EDGAR

January 31, 2022

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Exchange Listed Funds Trust (File Nos. 333-180871 and 811-22700)

Ladies and Gentlemen:

On behalf of Exchange Listed Funds Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933 and to the Investment Company Act of 1940, Post-Effective Amendment No. 220 to the Trust’s Registration Statement on Form N-1A (“PEA No. 220”). The purpose of PEA No. 220 is to add a new strategy to the principal investment strategies of the Trust’s Saba Closed-End Funds ETF.

Except for the new strategy of taking short positions in underlying closed-end funds, the principal investment strategy in PEA No. 220 is substantially the same as that contained in Post-Effective Amendment No. 77 to the Trust’s registration statement on Form N-1A, which was filed with the U.S. Securities and Exchange Commission on January 29, 2018 and reviewed and commented on by the staff. Therefore, the Trust respectfully requests selective review of PEA No. 220 focusing on the new strategy.

Please contact me at 202.373.6091 with any questions.

Sincerely,

/s/Magda El Guindi-Rosenbaum
Magda El Guindi-Rosenbaum

Morgan, Lewis & Bockius llp

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001